Stock-Based Compensation (Details) - Schedule of Fair Value of Stock Options Granted		5 Months Ended	12 Months Ended
	Feb. 14, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of Stock Options Granted [Abstract]
Risk-free interest rate	4.20%	4.33%		2.28%
Expected life (in years)	4 years	3 years 7 months 6 days		8 years 3 months 18 days
Expected dividend yield			0.00%	0.00%
Estimated volatility	90.00%	90.00%		71.31%